FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	$ (18)	$ 133
Reserve of cash flow hedges	959	956
Derivative contract, equity method investments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reserve of cash flow hedges	185	365	$ 417
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	(22)	1
Reserve of cash flow hedges	(11)	31
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(4)	12
Reserve of cash flow hedges	9	35
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	4	15
Reserve of cash flow hedges	102	77
Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	10	76
Reserve of cash flow hedges	282	58
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(6)	31
Reserve of cash flow hedges	577	755
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(1)	(194)
Reserve of cash flow hedges	(57)	(184)
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	9	(10)
Reserve of cash flow hedges	(2)	(9)
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	5	(12)
Reserve of cash flow hedges	3	(9)
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	0	(23)
Reserve of cash flow hedges	1	(18)
Foreign exchange contracts | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(15)	60
Reserve of cash flow hedges	(17)	(59)
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	0	89
Reserve of cash flow hedges	(42)	(89)
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	(17)	61
Reserve of cash flow hedges	63	296
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	(31)	11
Reserve of cash flow hedges	(9)	40
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	(9)	0
Reserve of cash flow hedges	6	44
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	4	8
Reserve of cash flow hedges	42	95
Commodities | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	25	16
Reserve of cash flow hedges	26	69
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	(6)	58
Reserve of cash flow hedges	(2)	48
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	953	844
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	0	0
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	0	0
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	59	0
Emission rights | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	273	48
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	$ 621	$ 796